CAPITAL STOCK (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of share purchase options

A summary of the Company’s stock options as of December 31, 2014 and 2013 and changes during the years is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life

Balance, December 31, 2012	65,430	18.00	6.05
Issued	-	-	-
Cancelled/Forfeited	-	-	-

Balance, December 31, 2013	65,430	18.00	5.04
Issued	-	-	-
Cancelled/Forfeited	-	-	-
Balance, December 31, 2014	65,430	$ 18.00	4.04

A status summary of unvested options

A summary of the status of the Company’s unvested options as of December 31, 2014 is presented below:

	Number of Shares	Weighted Average Grant-Date Fair Value

Unvested, December 31, 2013	1,111	$ 18.00
Granted	-	-
Vested	(833)	18.00
Cancelled	-	-

Unvested, December 31, 2014	278	$ 18.00

Share Purchase Warrants

A summary of the Company’s share purchase warrants as of March 31, 2015 and changes during the period is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Balance, December 31, 2014	2,659,417	1.83	4.15
Issued	62,090,975	1.03	3.96
Exercised	-	-	-
Extinguished or expired	(7,500)	50.00	-
Balance, March 31, 2015	64,742,892	$1.01	3.95

A summary of the Company’s share purchase warrants as of December 31, 2014 and changes during the year is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Balance, December 31, 2013	149,452	25.85	2.76
Issued	2,546,132	1.30	4.23
Exercised	-	-	-
Extinguished or expired	(36,167)	40.00	-
Balance, December 31, 2014	2,659,417	$ 1.83	4.15